RETIREMENT BENEFIT PLANS - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fee and commission expense
Total net assets	£ 539	£ 502
Unfunded pension and post-retirement medical benefits
Fee and commission expense
Surplus (deficit) in plan	(21)	(22)
Surplus | Funded defined benefit pension scheme - surplus
Fee and commission expense
Surplus (deficit) in plan	£ 560	£ 524